Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid And Other Current Assets [Line Items]
Prepaid expenses for bandwidth, rented computer rooms and cabinets	$ 3,196	19,913	15,478
Staff field advances	406	2,530	993
Interest receivable	1,123	6,998	10,295
Loans to shareholder of iJoy (Note 4)	2,068	12,885
Receivables for the disposal of certain construction-in-progress	3,257	20,290
Tax recoverable	1,352	8,422	2,140
Office deposits	1,330	8,288	4,612
Other receivables	2,638	16,430	14,057
Prepaid expenses and other current assets	$ 15,370	95,756	47,575